Taxation - Additional information (Details) - GBP (£) £ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax Expenses
Current tax charge			£ 607	£ 575	£ 534
Net tax paid			£ 662	£ 619	£ 495
Applicable tax rate			25.30%	24.90%	23.60%
Deferred tax credit on changes in tax rates			£ 0	£ 0	£ 3
Average effective tax rate			24.00%	22.10%	22.80%
Income not taxable and expenses not deductible, research and development			£ 21	£ 21	£ 13
Uncertain tax provisions			168	173
United Kingdom
Disclosure Of Income Tax Expenses
Current tax charge			£ 187	£ 157	£ 102
Applicable tax rate	25.00%	19.00%
Netherlands
Disclosure Of Income Tax Expenses
Applicable tax rate					25.80%	25.00%